InfraCap MLP ETF (Ticker: AMZA)

InfraCap REIT Preferred ETF (Ticker: PFFR)

Virtus Glovista Emerging Markets ETF (Ticker: EMEM)

Virtus InfraCap U.S. Preferred Stock ETF (Ticker: PFFA)

Virtus LifeSci Biotech Clinical Trials ETF (Ticker: BBC)

Virtus LifeSci Biotech Products ETF (Ticker: BBP)

Virtus Newfleet Multi-Sector Bond ETF (Ticker: NFLT)

Virtus Private Credit Strategy ETF (Ticker: VPC)

Virtus Real Asset Income ETF (Ticker: VRAI)

Virtus WMC Global Factor Opportunities ETF (Ticker: VGFO)

(each a “Fund” and, collectively, the “Funds”),

each a series of ETFis Series Trust I (the “Trust”)

Supplement dated November 27, 2019 to the

currently effective Prospectuses for the Funds

Important Notice to Investors

On or about December 1, 2019, ETF Distributors LLC (“ETFD”), the distributor of the Funds’ shares, will reorganize with and into VP Distributors, LLC (“VPD”), an affiliate of ETFD (the “Transaction”). Upon closing of the Transaction, the Distribution Agreement with ETFD will terminate and the Trust will enter into a new Distribution Agreement with VPD, which was approved by the Board of Trustees of the Trust on November 7, 2019.

Accordingly, effective upon the closing of the Transaction on or about December 1, 2019, the first sentence in the section entitled “Management of the Fund—Distributor” in each Fund’s prospectus is hereby replaced with the following information:

VP Distributors, LLC (the “Distributor”), located at One Financial Plaza, Hartford, CT 06103, serves as the distributor of Creation Units for the Fund on an agency basis.

Investors should retain this supplement with a Fund’s

prospectus for future reference.

InfraCap MLP ETF (Ticker: AMZA)

InfraCap REIT Preferred ETF (Ticker: PFFR)

Virtus Glovista Emerging Markets ETF (Ticker: EMEM)

Virtus InfraCap U.S. Preferred Stock ETF (Ticker: PFFA)

Virtus LifeSci Biotech Clinical Trials ETF (Ticker: BBC)

Virtus LifeSci Biotech Products ETF (Ticker: BBP)

Virtus Newfleet Multi-Sector Bond ETF (Ticker: NFLT)

Virtus Private Credit Strategy ETF (Ticker: VPC)

Virtus Real Asset Income ETF (Ticker: VRAI)

Virtus WMC Global Factor Opportunities ETF (Ticker: VGFO)

(each a “Fund” and, collectively, the “Funds”),

each a series of ETFis Series Trust I (the “Trust”)

Supplement dated November 27, 2019 to the

currently effective Statements of Additional Information (“SAIs”) for the Funds

Important Notice to Investors

On or about December 1, 2019, ETF Distributors LLC (“ETFD”), the distributor of the Funds’ shares, will reorganize with and into VP Distributors, LLC (“VPD”), an affiliate of ETFD (the “Transaction”). Upon closing of the Transaction, the Distribution Agreement with ETFD will terminate and the Trust will enter into a new Distribution Agreement with VPD, which was approved by the Board of Trustees of the Trust on November 7, 2019.

Accordingly, effective upon the closing of the Transaction on or about December 1, 2019, the first sentence in the section entitled “Other Services Providers—Distributor” in each Fund’s SAI is hereby replaced with the following information:

VP Distributors, LLC is located at One Financial Plaza, Hartford, CT 06103.

Additionally, effective upon the closing of the Transaction on or about December 1, 2019, all references to “ETF Distributors LLC” and its corresponding address “1540 Broadway, New York, NY 10036” in the Funds’ SAIs are replaced with “VP Distributors, LLC” and “One Financial Plaza, Hartford, CT 06103,” respectively.

Investors should retain this supplement with a Fund’s

SAI for future reference.